Acquisitions (Details)	Jun. 30, 2020 USD ($)
Purchase consideration at final fair value:
Amount of consideration	$ 2,125,500
Assets acquired and liabilities assumed at fair value
Accounts receivable	235,746
Inventories	1,457,489
Net tangible assets acquired (liabilities assumed)	(157,052)
Asiens [Member]
Purchase consideration at final fair value:
Note payable, net of $462,102 debt discount and $215,500 of capitalized financing costs	3,422,398
Contingent note payable	81,494
Non-controlling interest	979,523
Amount of consideration	4,483,415
Assets acquired and liabilities assumed at fair value
Accounts receivable	334,446
Inventories	1,851,251
Working capital adjustment receivable and other assets	1,104,863
Property and equipment	216,286
Customer related intangibles	749,000
Marketing related intangibles	1,368,000
Accounts payable and accrued expenses	(3,929,876)
Customer deposits	(2,308,307)
Net tangible assets acquired (liabilities assumed)	(614,337)
Total net assets acquired (liabilities assumed)	(614,337)
Consideration paid	4,483,415
Goodwill	$ 5,097,752